INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of components of deferred tax liabilities and assets
Significant components of the Company’s deferred tax liabilities and assets at September 30, 2015 and December 31, 2014 are as follows:

	September 30,	December 31,
	2015	2014
Deferred tax liabilities	$-	$-

Deferred tax asset-
Net operating loss carryforward	2,196,000	2,108,000
Valuation allowance	(2,196,000)	(2,108,000)
Net deferred tax asset	$-	$-

Schedule of income tax expense (benefit) by applying the United States statutory corporate income tax rate
The income tax expense (benefit) differs from the amount computed by applying the United States statutory corporate income tax rate as follows:

	September 30,
	2015	2014
U.S statutory income tax rate	34%	34%
Change in valuation allowance of deferred tax assets	(34)%	(34)%
Net deferred tax asset	-%	-%